Investment Portfolio - March 31, 2024

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS - 91.3%
ALABAMA - 0.4%
Cullman Utilities Board Water Division,
Revenue Bond, AGM, 4.000%,
9/1/2025	1,000,000	$1,009,555
ALASKA - 0.7%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue
Bond, 5.000%, 12/1/2025	750,000	767,201
Electric Light & Power Impt., Revenue
Bond, 5.000%, 12/1/2030	875,000	979,584
		1,746,785
CALIFORNIA - 0.6%
California, G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,442,851
COLORADO - 0.8%
Denver Wastewater Management
Division Department of Public Works,
Public Impt., Revenue Bond, 5.000%,
11/1/2029	750,000	827,032
E-470 Public Highway Authority, Senior
Lien, Series A, Revenue Bond,
5.000%, 9/1/2026	1,000,000	1,041,450
		1,868,482
DISTRICT OF COLUMBIA - 3.3%
District of Columbia
Public Impt., Series A, G.O. Bond,
5.000%, 10/15/2036	1,265,000	1,386,790
Public Impt., Series A, G.O. Bond,
5.000%, 1/1/2041	2,000,000	2,260,405
District of Columbia Income Tax
School Impt., Series A, Revenue
Bond, 5.000%, 7/1/2041	1,115,000	1,254,159
School Impt., Series A, Revenue
Bond, 5.000%, 7/1/2042	1,895,000	2,123,542
District of Columbia Water & Sewer
Authority, Water Utility Impt., Series B,
Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,081,291
		8,106,187
FLORIDA - 8.2%
Broward County, Water & Sewer Utility,
Sewer Impt., Series A, Revenue Bond,
5.000%, 10/1/2038	4,000,000	4,386,780
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%,
7/1/2024	500,000	501,696
Senior Lien, Revenue Bond, 5.000%,
7/1/2027	500,000	529,991
Senior Lien, Revenue Bond, 5.000%,
7/1/2038	530,000	556,060
Florida
Series A, G.O. Bond, 5.000%,
6/1/2025	1,857,000	1,893,603
Series B, G.O. Bond, 5.000%,
6/1/2024	930,000	932,348
Florida Department of Transportation
Turnpike System, Series B, Revenue
Bond, 2.500%, 7/1/2026	505,000	490,717
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Fort Lauderdale, Public Impt., Series A,
G.O. Bond, 5.000%, 7/1/2043	1,010,000	$1,119,675
JEA Electric System, Series A, Revenue
Bond, 5.000%, 10/1/2028	1,000,000	1,091,806
Miami-Dade County, Revenue Bond,
5.000%, 4/1/2028	1,015,000	1,099,620
Miami-Dade County, Water & Sewer
System, Sewer Impt., Revenue Bond,
5.000%, 10/1/2028	2,000,000	2,153,849
Orlando Utilities Commission, Series C,
Revenue Bond, 5.000%, 10/1/2025	665,000	681,780
School District of Broward County,
School Impt., G.O. Bond, 5.000%,
7/1/2032	1,895,000	2,176,969
Tampa, Water & Wastewater System,
Water Utility Impt., Series A, Revenue
Bond, 5.000%, 10/1/2034	950,000	1,122,729
Tampa-Hillsborough County Expressway
Authority, Highway Impt., Series
A, Revenue Bond, BAM, 5.000%,
7/1/2028	1,000,000	1,083,616
		19,821,239
GEORGIA - 2.8%
Atlanta, Series A-1, G.O. Bond, 5.000%,
12/1/2042	800,000	891,174
Georgia, School Impt., Series A, G.O.
Bond, 5.000%, 7/1/2033	5,000,000	5,806,194
		6,697,368
HAWAII - 1.9%
City & County of Honolulu, Transit
Impt., Series E, G.O. Bond, 5.000%,
3/1/2027	2,000,000	2,113,645
Hawaii
Series FE, G.O. Bond, 5.000%,
10/1/2025	1,505,000	1,545,405
Series GJ, G.O. Bond, 1.033%,
8/1/2025	500,000	475,053
Honolulu County, Series E, G.O. Bond,
5.000%, 9/1/2028	500,000	535,816
		4,669,919
ILLINOIS - 3.0%
Illinois, Public Impt., Series A, G.O.
Bond, 5.000%, 11/1/2024	1,800,000	1,812,725
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%,
2/1/2025	2,000,000	2,018,495
Series A, Revenue Bond, 5.000%,
2/1/2026	730,000	741,354
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue
Bond, 5.000%, 1/1/2038	1,050,000	1,096,566
Series B, Revenue Bond, 5.000%,
1/1/2031	1,500,000	1,683,902
		7,353,042

Investment Portfolio - March 31, 2024

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
INDIANA - 0.4%
South Bend Sewage Works, Revenue
Bond, 3.000%, 12/1/2025	1,075,000	$1,064,461
IOWA - 0.4%
Des Moines, Stormwater Utility, Public
Impt., Series B, Revenue Bond,
5.000%, 6/1/2031	865,000	984,697
KANSAS - 0.2%
Wichita, Water & Sewer Utility, Series A,
Revenue Bond, 5.000%, 10/1/2024	500,000	503,847
KENTUCKY - 0.6%
Kentucky Municipal Power Agency,
Series A, Revenue Bond, NATL,
5.000%, 9/1/2024	1,355,000	1,359,462
LOUISIANA - 0.2%
New Orleans, Sewer Impt., Series B,
Revenue Bond, 5.000%, 6/1/2027	500,000	524,160
MAINE - 1.5%
Bar Harbor
Multiple Utility Impt., G.O. Bond,
5.000%, 10/15/2038	1,000,000	1,152,679
Multiple Utility Impt., G.O. Bond,
5.000%, 10/15/2040	1,000,000	1,136,081
Maine Municipal Bond Bank, Highway
Impt., Series A, Revenue Bond,
5.000%, 9/1/2027	675,000	718,772
Maine Turnpike Authority, Highway Impt.,
Revenue Bond, 5.000%, 7/1/2033	550,000	622,372
		3,629,904
MARYLAND - 5.4%
Baltimore County, G.O. Bond, 5.000%,
8/1/2028	1,000,000	1,097,141
Frederick County, Public Impt., G.O.
Bond, 5.000%, 4/1/2035	1,750,000	2,092,279
Maryland
School Impt., Series A, G.O. Bond,
5.000%, 8/1/2028	905,000	991,121
School Impt., Series A, G.O. Bond,
5.000%, 3/1/2033	5,000,000	5,759,889
School Impt., Series A, G.O. Bond,
5.000%, 8/1/2035	1,000,000	1,132,915
Series B, G.O. Bond, 5.000%,
8/1/2025	1,000,000	1,023,669
Maryland Health & Higher Educational
Facilities Authority, Prerefunded
Balance, Revenue Bond, 5.000%,
7/1/2030	1,010,000	1,026,035
		13,123,049
MASSACHUSETTS - 4.2%
Commonwealth of Massachusetts
Series B, G.O. Bond, 5.000%,
7/1/2029	775,000	867,915
Transit Impt., Series C, G.O. Bond,
5.000%, 10/1/2047	5,000,000	5,443,097
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
MASSACHUSETTS (continued)
Massachusetts
Public Impt., Series D, G.O. Bond,
5.000%, 4/1/2026	1,095,000	$1,136,943
Series B, G.O. Bond, 5.000%,
7/1/2024	410,000	411,508
The Massachusetts Clean Water Trust,
Water Utility Impt., Revenue Bond,
5.000%, 2/1/2030	2,100,000	2,390,743
		10,250,206
MINNESOTA - 1.3%
Minnesota
Public Impt., Series A, G.O. Bond,
5.000%, 8/1/2026	1,030,000	1,053,669
Public Impt., Series A, G.O. Bond,
5.000%, 8/1/2036	1,970,000	2,145,992
		3,199,661
MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond,
1.122%, 10/1/2025	500,000	472,295
MISSOURI - 1.8%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	534,217
Columbia School District, Series B, G.O.
Bond, 5.000%, 3/1/2026	1,635,000	1,693,969
Kansas City, Sanitary Sewer System,
Sewer Impt., Series A, Revenue Bond,
4.000%, 1/1/2025	750,000	753,004
Missouri Joint Municipal Electric Utility
Commission, Prairie Street Project,
Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,482,267
		4,463,457
NEBRASKA - 2.1%
Lincoln Electric System Revenue, Series
A, Prerefunded Balance, Revenue
Bond, 5.000%, 9/1/2030	1,000,000	1,023,150
Nebraska Public Power District, Series
B, Revenue Bond, 5.000%, 1/1/2030	640,000	717,508
Omaha Public Power District
Series A, Revenue Bond, 5.000%,
2/1/2031	1,000,000	1,081,451
Series A, Revenue Bond, 5.000%,
2/1/2046	2,065,000	2,208,057
		5,030,166
NEVADA - 0.5%
Washoe County School District, School
Impt., Series A, G.O. Bond, 5.000%,
10/1/2025	1,230,000	1,262,341
NEW JERSEY - 1.3%
New Jersey Economic Development
Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	755,476
School Impt., Revenue Bond, 5.000%,
6/15/2029	750,000	825,816

Investment Portfolio - March 31, 2024

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW JERSEY (continued)
New Jersey Transportation Trust Fund
Authority, Transit Impt., Series AA,
Revenue Bond, 5.000%, 6/15/2026	1,445,000	$1,469,381
		3,050,673
NEW MEXICO - 0.8%
Albuquerque, Series D, G.O. Bond,
5.000%, 7/1/2025	1,000,000	1,021,633
Bernalillo County, Public Impt.,
Recreational Facility Impt., G.O. Bond,
4.000%, 8/15/2024	785,000	787,023
		1,808,656
NEW YORK - 12.8%
Metropolitan Transportation Authority,
Transit Impt., Green Bond, Series C-1,
Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,065,603
New York, Public Impt., Series D, G.O.
Bond, 5.000%, 12/1/2042	1,500,000	1,583,702
New York City
Public Impt., Subseries F-3, G.O.
Bond, 5.000%, 12/1/2024	825,000	834,240
Series B-1, G.O. Bond, 5.000%,
8/1/2027	1,600,000	1,705,312
Series D, G.O. Bond, 1.216%,
8/1/2026	1,200,000	1,105,727
Series E, G.O. Bond, 5.000%,
8/1/2026	1,905,000	1,989,285
New York City Municipal Water Finance
Authority, Series EE, Revenue Bond,
5.000%, 6/15/2040	3,500,000	3,701,713
New York City Transitional Finance
Authority Future Tax Secured
Public Impt., Revenue Bond, 3.650%,
11/1/2024	635,000	628,548
Series A-1, Revenue Bond, 5.000%,
8/1/2044	3,500,000	3,845,647
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond,
5.652%, 2/15/2030	1,000,000	1,049,098
School Impt., Series E, Revenue
Bond, AGM, 5.000%, 10/1/2025	860,000	860,813
Series C, Prerefunded Balance,
Revenue Bond, 0.887%, 3/15/2025	950,000	911,368
Series C, Prerefunded Balance,
Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,035,763
New York State Thruway Authority,
Series B, Revenue Bond, 4.000%,
1/1/2038	2,390,000	2,437,032
New York State Urban Development
Corp., Correctional Facility Impt.,
Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,793,713
Port Authority of New York & New Jersey,
Airport & Marina Impt., Consolidated
Series 222, Revenue Bond, 5.000%,
7/15/2032	1,185,000	1,345,346
		30,892,910
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA - 2.2%
Charlotte, Water & Sewer System,
Revenue Bond, 5.000%, 7/1/2024	1,235,000	$1,240,046
Mecklenburg County, School Impt., G.O.
Bond, 5.000%, 3/1/2030	3,675,000	4,177,462
		5,417,508
NORTH DAKOTA - 2.2%
Fargo
Public Impt., Series A, G.O. Bond,
5.000%, 5/1/2038	2,235,000	2,553,985
Public Impt., Series A, G.O. Bond,
5.000%, 5/1/2039	2,350,000	2,664,640
		5,218,625
OHIO - 4.3%
Cincinnati, Public Impt., Series A, G.O.
Bond, 5.000%, 12/1/2027	1,100,000	1,183,505
Cincinnati, Water System, Water Utility
Impt., Series A, Revenue Bond,
5.000%, 12/1/2032	1,410,000	1,646,790
Hamilton County, Parking Facility
Impt., Series A, G.O. Bond, 5.000%,
12/1/2037	1,000,000	1,123,193
Ohio
Public Impt., Series A, G.O. Bond,
5.000%, 3/1/2041	1,845,000	2,093,597
Series A, G.O. Bond, 5.000%,
6/15/2028	500,000	545,914
Series A, G.O. Bond, 5.000%,
6/15/2029	1,000,000	1,116,929
Ohio Water Development Authority
Sewer Impt., Revenue Bond, 5.000%,
12/1/2036	1,350,000	1,503,119
Sewer Impt., Revenue Bond, 5.000%,
12/1/2037	1,000,000	1,107,040
		10,320,087
PENNSYLVANIA - 2.2%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue
Bond, 5.000%, 12/1/2029	750,000	832,293
Highway Impt., Series A, Revenue
Bond, 5.000%, 12/1/2030	850,000	943,785
Series A-2, Revenue Bond, 5.000%,
6/1/2028	590,000	611,721
Philadelphia, Water & Wastewater, Water
Utility Impt., Series A, Revenue Bond,
5.000%, 11/1/2040	2,450,000	2,675,518
Pittsburgh Water & Sewer Authority,
Series B, Revenue Bond, AGM,
5.000%, 9/1/2032	300,000	339,030
		5,402,347
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer
System, Sewer Impt., Revenue Bond,
5.000%, 1/1/2044	850,000	917,990

Investment Portfolio - March 31, 2024

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE - 4.0%
Chattanooga, Electric Light & Power
Impt., Revenue Bond, 5.000%,
9/1/2039	2,000,000	$2,228,702
Clarksville, Electric System, Revenue
Bond, 5.000%, 9/1/2029	1,015,000	1,089,548
Knoxville, Wastewater System, Sewer
Impt., Series A, Revenue Bond,
5.000%, 4/1/2032	2,500,000	2,925,200
Metropolitan Government of Nashville
& Davidson County, Water & Sewer,
Series B, Revenue Bond, 1.031%,
7/1/2025	650,000	614,294
Putnam County, G.O. Bond, 5.000%,
4/1/2025	500,000	508,024
Shelby County, Series A, G.O. Bond,
5.000%, 4/1/2035	1,250,000	1,332,023
Sullivan County, Correctional Facility
Impt., G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,059,744
		9,757,535
TEXAS - 8.5%
Central Texas Turnpike System, Series
C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,472,992
Dallas, Waterworks & Sewer System,
Series C, Revenue Bond, 5.000%,
10/1/2028	1,715,000	1,886,874
Houston, Combined Utility System,
Series A, Revenue Bond, 5.000%,
11/15/2031	1,140,000	1,315,487
Irving, Public Impt., G.O. Bond, 5.000%,
9/15/2032	3,030,000	3,507,631
North Texas Municipal Water District
Water System, Series A, Revenue
Bond, 5.000%, 9/1/2027	1,500,000	1,598,577
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%,
1/1/2027	2,000,000	2,057,024
Series B, Revenue Bond, 5.000%,
1/1/2029	925,000	1,013,175
San Antonio Water System, Water
Utility Impt., Series A, Revenue Bond,
5.000%, 5/15/2032	1,075,000	1,157,760
Tarrant County, Highway Impt., G.O.
Bond, 5.000%, 7/15/2036	2,300,000	2,612,438
Texas Municipal Gas Acquisition &
Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	204,943
Revenue Bond, 5.000%, 12/15/2027	600,000	621,382
Revenue Bond, 5.000%, 12/15/2028	250,000	261,461
Texas Water Development Board
Water Utility Impt., Revenue Bond,
5.000%, 10/15/2025	1,000,000	1,027,404
Water Utility Impt., Series B, Revenue
Bond, 5.000%, 10/15/2025	1,845,000	1,895,442
		20,632,590
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O.
Bond, 5.000%, 6/15/2026	830,000	$866,008
VIRGINIA - 1.7%
Fairfax County, Public Impt., Series A,
Prerefunded Balance, G.O. Bond,
5.000%, 10/1/2035	3,580,000	3,714,075
Richmond, Public Utility, Series B,
Revenue Bond, 2.086%, 1/15/2025	515,000	502,332
		4,216,407
WASHINGTON - 8.1%
King County, Sewer, Revenue Bond,
5.000%, 7/1/2035	2,050,000	2,180,055
Seattle, Municipal Light & Power,
Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,154,769
Seattle, Water System, Water Utility
Impt., Revenue Bond, 5.000%,
9/1/2025	3,000,000	3,074,546
Tacoma, Electric System, Revenue
Bond, 5.000%, 1/1/2046	1,030,000	1,108,929
Washington
School Impt., Series 2, G.O. Bond,
5.000%, 8/1/2043	1,000,000	1,109,374
School Impt., Series 2020A, G.O.
Bond, 5.000%, 8/1/2032	4,255,000	4,730,449
School Impt., Series C, G.O. Bond,
5.000%, 2/1/2037	3,690,000	4,204,365
Series R, G.O. Bond, 5.000%,
8/1/2027	2,000,000	2,134,022
		19,696,509
WEST VIRGINIA - 0.8%
West Virginia, Series A, G.O. Bond,
5.000%, 6/1/2025	1,860,000	1,897,035
WISCONSIN - 1.1%
Milwaukee Metropolitan Sewerage
District, Sewer Impt., Series A, G.O.
Bond, 4.000%, 10/1/2026	1,900,000	1,946,399
Western Technical College District,
Series A, G.O. Bond, 3.000%,
4/1/2025	600,000	598,389
		2,544,788
TOTAL MUNICIPAL BONDS
(Identified Cost $226,816,971)		221,222,802

EXCHANGE-TRADED FUND - 2.8%
iShares National Muni Bond ETF
(Identified Cost $7,083,058)	62,191	6,691,752

U.S. TREASURY SECURITIES - 4.4%

U.S. Treasury Bills - 4.4%
U.S. Treasury Bill
5.336%, 4/18/2024[2]	1,000,000	997,516
5.379%, 6/13/2024[2]	1,000,000	989,432
5.059%, 7/18/2024[2]	1,000,000	984,528
5.064%, 7/25/2024[2]	1,000,000	983,550

Investment Portfolio - March 31, 2024

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bills (continued)
U.S. Treasury Bill (continued)
5.064%, 8/1/2024[2]	1,000,000	$982,515
5.391%, 8/8/2024[2]	1,000,000	981,656
5.073%, 10/31/2024[2]	1,000,000	970,852
5.032%, 11/29/2024[2]	1,000,000	967,187
4.952%, 12/26/2024[2]	1,000,000	963,812
4.946%, 1/23/2025[2]	1,000,000	960,527
4.961%, 2/20/2025[2]	1,000,000	956,620

Total U.S. Treasury Bills
(Identified Cost $10,742,734)		10,738,195

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $10,742,734)		10,738,195

SHORT-TERM INVESTMENT - 0.4%
Dreyfus Government Cash Management,
Institutional Shares, 5.20%[3]
(Identified Cost $1,008,064)	1,008,064	1,008,064

TOTAL INVESTMENTS - 98.9%
(Identified Cost $245,650,827)		239,660,813

OTHER ASSETS, LESS LIABILITIES -1.1%		2,685,493
NET ASSETS - 100.0%		$242,346,306

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents the annualized yield at time of purchase.

3Rate shown is the current yield as of March 31, 2024.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2024

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$221,222,802	$—	$221,222,802	$—
U.S. Treasury and other U.S. Government
agencies	10,738,195	—	10,738,195	—
Exchange-traded fund	6,691,752	6,691,752	—	—
Short-Term Investment	1,008,064	1,008,064	—	—
Total assets	$239,660,813	$7,699,816	$231,960,997	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or March 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.